Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 4,119,648	$ 2,924,079	$ 12,891,589	$ 6,655,357	$ 9,834,778	$ 2,549,134
Operating expenses
General and administrative expenses	3,561,790	1,757,511	7,249,250	3,745,867	5,467,642	1,792,046
Debt extinguishment loss	16,105		16,105
Depreciation and amortization	313,316	163,208	915,824	325,563	596,124	84,465
Total operating expenses	6,951,049	4,095,270	17,660,894	8,821,203	13,352,916	3,596,355
Loss from operations	(2,831,401)	(1,171,191)	(4,769,305)	(2,165,846)	(3,518,138)	(1,047,221)
Other income (expense):
Interest income	12	981	18	1,019	1,021	161
Interest expense	(914,604)	(241,531)	(1,745,415)	(842,866)	(1,425,260)	(194,811)
Beneficial conversion feature	(4,137,261)		(4,137,261)
Other income expenses	(748)	4,416	1,218	(180)	357	(14,861)
Total other expense	(5,052,601)	(236,134)	(5,881,440)	(842,027)	(1,423,882)	(209,511)
Loss before income taxes	(7,884,002)	(1,407,325)	(10,650,745)	(3,007,873)	(4,942,020)	(1,256,732)
Benefit for income taxes				30,094	30,094	(74,330)	[1]
Net loss	(7,884,002)	(1,407,325)	(10,650,745)	(2,977,779)	(4,911,926)	(1,331,062)
Dividend on convertible series A preferred stock	(133,828)		(133,828)
Net loss attributable to class A and B common stockholders	(8,017,830)	(1,407,325)	(10,784,573)	(2,977,779)
Cost of service revenue
Total revenue	2,935,922	2,253,400	9,209,501	4,898,599	7,032,800	1,813,621
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	2,206,216	1,717,483	6,847,963	3,583,420	5,308,104	1,284,407
Cost of product revenue
Total revenue	1,183,726	670,679	3,682,088	1,756,758	2,801,978	735,513
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	$ 853,622	$ 457,068	$ 2,631,752	$ 1,166,353	$ 1,981,046	$ 435,437
Class A and B Common Share
Net loss per Class A and B common shares:
Basic (in Dollars per share)	$ (1.25)	$ (0.25)	$ (1.9)	$ (0.58)	$ (0.95)	$ (0.27)
Weighted average shares outstanding per Class A and B common shares:
Basic (in Shares)	6,434,432	5,662,712	5,662,712	5,145,456	5,160,182	5,001,699

[1]	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.